Portfolio of Investments
Variable Portfolio – Conservative Portfolio, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.1%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	370,198	1,465,984
Total Alternative Strategies Funds (Cost $1,888,167)		1,465,984

Equity Funds 25.9%

Global Real Estate 0.2%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	361,945	2,577,049
International 8.7%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	742,609	13,463,496
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	1,797,891	22,096,080
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	1,948,715	19,526,127
Variable Portfolio - Partners International Core Equity Fund, Class 1 Shares(a)	2,640,625	27,726,560
Variable Portfolio - Partners International Growth Fund, Class 1 Shares(a)	1,321,599	16,255,667
Variable Portfolio - Partners International Value Fund, Class 1 Shares(a)	1,919,054	14,930,242
Total		113,998,172
U.S. Large Cap 14.7%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	491,528	14,097,013
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	301,595	18,101,753
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(a),(b)	143,275	3,791,064
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	644,557	17,035,652
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	1,056,003	13,495,724
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	512,892	12,842,822
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	400,007	18,240,319
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	434,260	18,699,229
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	937,759	25,160,074
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	212,701	11,439,033
Equity Funds (continued)
	Shares	Value ($)
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	656,651	14,636,743
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	1,032,712	25,084,573
Total		192,623,999
U.S. Mid Cap 1.4%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	320,907	8,728,676
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	272,607	9,350,429
Total		18,079,105
U.S. Small Cap 0.9%
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares(a)	152,404	1,842,561
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares(a),(b)	127,485	2,978,057
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	143,327	3,909,965
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	127,399	2,909,778
Total		11,640,361
Total Equity Funds (Cost $286,708,828)		338,918,686

Fixed Income Funds 69.6%

Emerging Markets 0.6%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	818,698	7,679,389
High Yield 0.4%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	732,699	5,341,373
Investment Grade 68.2%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	17,441,830	194,825,240
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	1,180,689	11,688,818
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	3,389,190	41,212,554
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	5,419,944	58,155,999
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	5,266,811	60,199,645
Variable Portfolio – Conservative Portfolio | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, September 30, 2020 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	11,949,218	135,743,113
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	3,765,388	38,745,847
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	30,484,753	353,623,141
Total		894,194,357
Multisector 0.4%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	1,242,223	5,217,337
Total Fixed Income Funds (Cost $868,996,288)		912,432,456

Money Market Funds 3.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(a),(c)	51,601,949	51,596,789
Total Money Market Funds (Cost $51,602,821)		51,596,789
Total Investments in Securities (Cost: $1,209,196,104)		1,304,413,915
Other Assets & Liabilities, Net		6,638,072
Net Assets		1,311,051,987

At September 30, 2020, securities and/or cash totaling $7,237,359 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	112	12/2020	USD	8,424,640	11,917	—
U.S. Treasury 10-Year Note	253	12/2020	USD	35,301,406	19,222	—
U.S. Ultra Treasury Bond	153	12/2020	USD	33,937,313	—	(517,900)
Total					31,139	(517,900)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	(245)	12/2020	EUR	(7,825,300)	278,951	—
MSCI Emerging Markets Index	(250)	12/2020	USD	(13,606,250)	—	(94,421)
S&P 500 Index E-mini	(186)	12/2020	USD	(31,173,600)	—	(202,736)
TOPIX Index	(91)	12/2020	JPY	(1,479,205,000)	—	(352,074)
Total					278,951	(649,231)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 35	Morgan Stanley	12/20/2025	1.000	Quarterly	0.593	USD	24,535,000	(74,737)	—	—	—	(74,737)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
2	Variable Portfolio – Conservative Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, September 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	45,513,393	86,713,028	(80,624,085)	(5,547)	51,596,789	—	(607)	256,618	51,601,949
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	11,032,227	296,429	(9,745,316)	(117,356)	1,465,984	—	(1,508,316)	296,429	370,198
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	8,064,101	5,876,771	(902,738)	1,058,879	14,097,013	—	512,967	—	491,528
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	18,715,304	5,504,771	(4,395,264)	(1,723,058)	18,101,753	—	3,091,441	—	301,595
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares
	12,983,477	—	(14,135,856)	1,152,379	—	—	(1,381,533)	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	1,169,309	3,060,001	—	(438,246)	3,791,064	—	—	—	143,275
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	5,002,070	2,921,506	—	(244,187)	7,679,389	—	—	202,506	818,698
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	1,941,458	10,070,096	—	1,451,942	13,463,496	1,211,988	—	50,474	742,609
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.010%
	15,952,799	48,645	(16,001,444)	—	—	6,557	—	41,603	—
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	5,334,536	252,944	—	(246,107)	5,341,373	—	—	252,944	732,699
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	213,728,226	29,606,766	(54,621,574)	6,111,822	194,825,240	2,185,359	2,120,066	5,402,324	17,441,830
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	3,204,539	10,998,818	—	2,832,295	17,035,652	—	—	—	644,557
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	14,006,700	327,246	(2,950,803)	305,675	11,688,818	—	(119,393)	327,246	1,180,689
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	26,721,635	12,620,585	(921,835)	2,792,169	41,212,554	578,306	210,729	1,032,738	3,389,190
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	14,302,832	8,434,639	—	(641,391)	22,096,080	263,253	—	245,387	1,797,891
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	11,195,560	1,398,000	—	902,164	13,495,724	—	—	—	1,056,003
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	4,561,214	8,288,817	—	(7,209)	12,842,822	—	—	—	512,892
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares
	2,265,095	93,933	—	(516,467)	1,842,561	82,023	—	11,909	152,404
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares
	2,232,729	48,879	—	696,449	2,978,057	48,879	—	—	127,485
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	5,116,962	184,260	—	(83,885)	5,217,337	—	—	184,259	1,242,223
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	39,870,041	23,641,817	(5,496,708)	140,849	58,155,999	196,362	166,112	1,426,371	5,419,944
Variable Portfolio – Conservative Portfolio | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, September 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	73,908,438	38,445,582	(53,436,716)	1,282,341	60,199,645	—	1,378,514	1,123,497	5,266,811
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares
	7,323,086	336,140	(10,887,448)	3,228,222	—	—	(3,317,083)	336,141	—
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	7,555,241	404,525	(4,834,430)	(548,287)	2,577,049	286,085	(196,430)	118,441	361,945
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	18,611,281	9,033,342	(7,935,626)	(182,870)	19,526,127	—	(1,064,921)	35,708	1,948,715
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	14,383,685	4,403,816	(2,446,912)	1,899,730	18,240,319	—	1,564,088	—	400,007
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	14,110,342	4,403,817	(1,990,600)	2,175,670	18,699,229	—	1,769,400	—	434,260
CTIVP® – MFS® Value Fund, Class 1 Shares
	23,788,035	14,481,816	(8,486,278)	(4,623,499)	25,160,074	—	3,982,427	—	937,759
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	20,176,600	4,403,816	(10,046,549)	(3,094,834)	11,439,033	—	10,992,451	—	212,701
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	2,926,397	14,218,817	(1,031,511)	(1,476,960)	14,636,743	—	101,053	—	656,651
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	115,532,698	27,263,619	(9,986,205)	2,933,001	135,743,113	2,172,493	773,153	3,072,041	11,949,218
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	4,082,605	4,403,817	—	242,254	8,728,676	—	—	—	320,907
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	40,240,618	1,260,317	(2,808,794)	53,706	38,745,847	123,877	22,616	1,136,440	3,765,388
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	3,709,998	4,403,817	—	1,236,614	9,350,429	—	—	—	272,607
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares
	1,145,404	16,564	(1,749,679)	587,711	—	—	(936,949)	16,563	—
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	211,735,300	140,044,930	(6,547,939)	8,390,850	353,623,141	3,128,740	247,445	7,158,663	30,484,753
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	19,512,578	4,469,816	—	1,102,179	25,084,573	—	—	—	1,032,712
Variable Portfolio - Partners International Core Equity Fund, Class 1 Shares
	18,813,343	8,933,016	(517,776)	497,977	27,726,560	77,308	38,224	48,075	2,640,625
Variable Portfolio - Partners International Growth Fund, Class 1 Shares
	6,839,767	8,970,773	(1,928,768)	2,373,895	16,255,667	137,286	(74,768)	25,854	1,321,599
Variable Portfolio - Partners International Value Fund, Class 1 Shares
	6,737,543	8,885,661	(311,403)	(381,559)	14,930,242	—	(60,403)	78,028	1,919,054
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	3,637,643	—	—	272,322	3,909,965	—	—	—	143,327
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	3,699,648	—	—	(789,870)	2,909,778	—	—	—	127,399
Total	1,081,384,457			28,599,763	1,304,413,915	10,498,516	18,310,283	22,880,259

4	Variable Portfolio – Conservative Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, September 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2020.
Currency Legend
EUR	Euro
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Conservative Portfolio | Quarterly Report 2020	5

Portfolio of Investments
Variable Portfolio – Moderately Conservative Portfolio, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.2%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	1,783,823	7,063,938
Total Alternative Strategies Funds (Cost $9,098,250)		7,063,938

Equity Funds 35.2%

Global Real Estate 0.4%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	1,721,066	12,253,988
International 10.3%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	650,549	11,794,447
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	5,627,054	69,156,491
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	5,491,342	55,023,251
Variable Portfolio - Partners International Core Equity Fund, Class 1 Shares(a)	9,280,240	97,442,520
Variable Portfolio - Partners International Growth Fund, Class 1 Shares(a)	3,271,926	40,244,697
Variable Portfolio - Partners International Value Fund, Class 1 Shares(a)	4,799,064	37,336,717
Total		310,998,123
U.S. Large Cap 21.6%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	1,357,912	38,944,927
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	917,646	55,077,106
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(a),(b)	558,368	14,774,425
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	2,150,839	56,846,671
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	5,044,812	64,472,690
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	1,481,343	37,092,837
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	1,354,253	61,753,914
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	1,478,610	63,668,960
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	3,216,986	86,311,743
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	692,442	37,239,519
Equity Funds (continued)
	Shares	Value ($)
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	2,093,697	46,668,505
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	3,754,954	91,207,827
Total		654,059,124
U.S. Mid Cap 0.9%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	490,276	13,335,493
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	462,754	15,872,478
Total		29,207,971
U.S. Small Cap 2.0%
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares(a)	748,884	9,054,005
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares(a),(b)	626,440	14,633,630
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	759,095	20,708,120
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	701,905	16,031,521
Total		60,427,276
Total Equity Funds (Cost $819,493,280)		1,066,946,482

Fixed Income Funds 60.2%

Emerging Markets 0.6%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	2,079,257	19,503,432
High Yield 0.5%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	1,849,227	13,480,865
Investment Grade 58.7%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	25,378,354	283,476,214
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	5,143,212	50,917,798
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	6,456,384	78,509,636
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	3,134,903	33,637,508
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	22,489,751	257,057,860
6	Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, September 30, 2020 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	24,852,777	282,327,544
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	10,702,683	110,130,606
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	58,626,622	680,068,815
Total		1,776,125,981
Multisector 0.4%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	3,184,307	13,374,090
Total Fixed Income Funds (Cost $1,733,972,807)		1,822,484,368

Money Market Funds 4.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(a),(c)	119,220,828	119,208,906
Total Money Market Funds (Cost $119,225,620)		119,208,906
Total Investments in Securities (Cost: $2,681,789,957)		3,015,703,694
Other Assets & Liabilities, Net		12,887,279
Net Assets		3,028,590,973

At September 30, 2020, securities and/or cash totaling $13,958,229 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	925	12/2020	EUR	29,544,500	—	(1,046,531)
Russell 2000 Index E-mini	94	12/2020	USD	7,070,680	10,002	—
S&P 500 Index E-mini	19	12/2020	USD	3,184,400	20,615	—
SPI 200 Index	92	12/2020	AUD	13,344,600	—	(58,741)
U.S. Ultra Treasury Bond	264	12/2020	USD	58,558,500	—	(893,630)
Total					30,617	(1,998,902)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(296)	12/2020	USD	(16,109,800)	—	(111,795)
TOPIX Index	(79)	12/2020	JPY	(1,284,145,000)	—	(305,647)
U.S. Treasury 10-Year Note	(186)	12/2020	USD	(25,952,813)	—	(16,383)
U.S. Treasury 2-Year Note	(73)	12/2020	USD	(16,130,148)	—	(4,142)
Total					—	(437,967)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 35	Morgan Stanley	12/20/2025	1.000	Quarterly	0.593	USD	105,005,000	(319,864)	—	—	—	(319,864)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, September 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	112,213,107	181,940,180	(174,928,302)	(16,079)	119,208,906	—	6,325	644,182	119,220,828
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	33,029,614	1,428,362	(26,408,043)	(985,995)	7,063,938	—	(4,317,043)	1,428,362	1,783,823
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	32,394,239	9,600,579	(2,744,625)	(305,266)	38,944,927	—	2,388,828	—	1,357,912
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	66,891,792	2,125,723	(9,850,654)	(4,089,755)	55,077,106	—	4,977,100	—	917,646
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares
	31,047,388	—	(33,266,319)	2,218,931	—	—	(2,766,907)	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	26,951,487	—	(5,642,927)	(6,534,135)	14,774,425	—	4,296,375	—	558,368
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	12,014,764	8,125,308	—	(636,640)	19,503,432	—	—	514,308	2,079,257
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	9,003,230	2,928,426	—	(137,209)	11,794,447	1,166,867	—	60,979	650,549
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.010%
	14,985,911	45,697	(15,031,608)	—	—	6,160	—	39,081	—
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	12,604,102	1,473,674	—	(596,911)	13,480,865	—	—	623,385	1,849,227
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	362,423,829	14,603,748	(102,317,275)	8,765,912	283,476,214	3,226,503	3,655,837	7,976,088	25,378,354
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	43,136,858	4,151,290	—	9,558,523	56,846,671	—	—	—	2,150,839
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	54,902,821	3,911,720	(9,194,565)	1,297,822	50,917,798	—	(638,810)	1,360,852	5,143,212
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	74,473,945	3,240,874	(5,592,238)	6,387,055	78,509,636	1,163,355	1,252,364	2,077,519	6,456,384
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	73,235,605	2,927,871	(1,134,860)	(5,872,125)	69,156,491	823,930	(140,861)	924,941	5,627,054
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	47,197,932	13,139,000	—	4,135,758	64,472,690	—	—	—	5,044,812
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	166,885	40,296,000	—	(3,370,048)	37,092,837	—	—	—	1,481,343
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares
	11,130,262	461,568	—	(2,537,825)	9,054,005	403,048	—	58,521	748,884
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares
	10,971,222	240,185	—	3,422,223	14,633,630	240,185	—	—	626,440
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	12,271,944	1,311,406	—	(209,260)	13,374,090	—	—	461,117	3,184,307
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	40,730,745	1,017,658	(8,046,033)	(64,862)	33,637,508	123,144	509,723	894,514	3,134,903
8	Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, September 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	268,754,681	44,276,609	(65,285,189)	9,311,759	257,057,860	—	575,924	5,026,452	22,489,751
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares
	21,608,170	991,848	(30,771,908)	8,171,890	—	—	(8,434,091)	991,848	—
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	33,436,470	1,923,539	(19,553,297)	(3,552,724)	12,253,988	1,360,349	(45,297)	563,190	1,721,066
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	94,990,414	2,690,350	(33,276,148)	(9,381,365)	55,023,251	—	(474,847)	139,482	5,491,342
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	61,312,865	850,289	(5,292,608)	4,883,368	61,753,914	—	6,241,392	—	1,354,253
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	74,829,875	1,275,434	(9,271,206)	(3,165,143)	63,668,960	—	16,096,794	—	1,478,610
CTIVP® – MFS® Value Fund, Class 1 Shares
	125,582,446	36,086,434	(28,486,659)	(46,870,478)	86,311,743	—	41,439,794	—	3,216,986
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	94,986,291	—	(23,869,718)	(33,877,054)	37,239,519	—	61,738,283	—	692,442
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	84,503,896	—	(11,780,886)	(26,054,505)	46,668,505	—	16,819,566	—	2,093,697
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	181,853,075	110,187,020	(15,580,628)	5,868,077	282,327,544	4,595,930	1,530,881	6,498,932	24,852,777
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	14,865,153	—	—	(1,529,660)	13,335,493	—	—	—	490,276
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	114,889,690	3,562,188	(8,475,677)	154,405	110,130,606	350,127	80,077	3,212,060	10,702,683
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	14,891,438	—	—	981,040	15,872,478	—	—	—	462,754
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares
	6,074,066	87,836	(9,095,022)	2,933,120	—	—	(4,785,125)	87,836	—
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	461,789,533	221,655,730	(19,882,557)	16,506,109	680,068,815	6,073,528	651,255	13,896,437	58,626,622
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	81,931,113	13,355,434	(2,407,475)	(1,671,245)	91,207,827	—	2,725,978	—	3,754,954
Variable Portfolio - Partners International Core Equity Fund, Class 1 Shares
	95,518,910	6,177,729	—	(4,254,119)	97,442,520	292,611	—	186,251	9,280,240
Variable Portfolio - Partners International Growth Fund, Class 1 Shares
	33,129,635	13,295,920	(8,831,316)	2,650,458	40,244,697	397,957	(275,561)	61,095	3,271,926
Variable Portfolio - Partners International Value Fund, Class 1 Shares
	32,637,715	19,331,016	(10,783,333)	(3,848,681)	37,336,717	—	(2,227,579)	169,858	4,799,064
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	18,009,941	1,275,434	—	1,422,745	20,708,120	—	—	—	759,095
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	18,791,575	1,275,433	—	(4,035,487)	16,031,521	—	—	—	701,905
Total	3,016,164,634			(74,927,376)	3,015,703,694	20,223,694	140,880,375	47,897,290

Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, September 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2020.
Currency Legend
AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2020

Portfolio of Investments
Variable Portfolio – Moderate Portfolio, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.3%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	12,895,917	51,067,830
Total Alternative Strategies Funds (Cost $65,774,631)		51,067,830

Equity Funds 49.4%

Global Real Estate 0.6%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	14,191,991	101,046,976
International 13.7%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	4,234,443	76,770,447
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	43,011,689	528,613,661
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	39,977,933	400,578,886
Variable Portfolio - Partners International Core Equity Fund, Class 1 Shares(a)	69,618,634	730,995,660
Variable Portfolio - Partners International Growth Fund, Class 1 Shares(a)	22,839,334	280,923,808
Variable Portfolio - Partners International Value Fund, Class 1 Shares(a)	32,748,852	254,786,072
Total		2,272,668,534
U.S. Large Cap 30.9%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	10,010,880	287,112,038
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	7,526,454	451,737,759
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	17,625,237	465,835,004
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	42,042,671	537,305,332
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	16,835,587	421,563,100
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	11,157,163	508,766,622
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	12,050,333	518,887,366
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	22,721,828	609,626,653
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	5,556,802	298,844,796
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	13,559,534	302,242,026
Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	29,622,145	719,521,902
Total		5,121,442,598
U.S. Mid Cap 1.4%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	3,996,779	108,712,397
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	3,822,074	131,097,142
Total		239,809,539
U.S. Small Cap 2.8%
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares(a)	6,073,090	73,423,659
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares(a),(b)	5,080,126	118,671,750
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	5,510,051	150,314,178
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	4,963,794	113,373,047
Total		455,782,634
Total Equity Funds (Cost $6,218,487,318)		8,190,750,281

Fixed Income Funds 45.9%

Emerging Markets 0.7%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	11,745,298	110,170,894
High Yield 0.4%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	8,466,370	61,719,839
Investment Grade 44.4%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	134,691,404	1,504,502,982
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	13,810,658	136,725,514
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	62,066,319	754,726,434
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	26,541,598	284,791,345
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	107,846,396	1,232,684,303
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	95,840,440	1,088,747,405
Variable Portfolio – Moderate Portfolio | Quarterly Report 2020	11

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, September 30, 2020 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	96,123,627	989,112,117
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	118,010,577	1,368,922,697
Total		7,360,212,797
Multisector 0.4%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	14,857,963	62,403,447
Total Fixed Income Funds (Cost $7,145,023,844)		7,594,506,977

Money Market Funds 3.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(a),(c)	586,133,733	586,075,119
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.010%(a),(c)	29,908,880	29,908,880
Total Money Market Funds (Cost $616,073,456)		615,983,999
Total Investments in Securities (Cost: $14,045,359,249)		16,452,309,087
Other Assets & Liabilities, Net		112,537,950
Net Assets		16,564,847,037

At September 30, 2020, securities and/or cash totaling $115,818,899 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	8,291	12/2020	EUR	264,814,540	—	(9,380,315)
FTSE 100 Index	1,045	12/2020	GBP	61,043,675	—	(2,029,900)
Russell 2000 Index E-mini	733	12/2020	USD	55,136,260	77,991	—
S&P 500 Index E-mini	495	12/2020	USD	82,962,000	537,084	—
SPI 200 Index	670	12/2020	AUD	97,183,500	—	(427,791)
U.S. Ultra Treasury Bond	812	12/2020	USD	180,111,750	—	(2,748,591)
Total					615,075	(14,586,597)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(2,519)	12/2020	USD	(137,096,575)	—	(951,386)
TOPIX Index	(1,184)	12/2020	JPY	(19,245,920,000)	—	(4,580,835)
U.S. Treasury 10-Year Note	(1,859)	12/2020	USD	(259,388,594)	—	(163,737)
Total					—	(5,695,958)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 35	Morgan Stanley	12/20/2025	1.000	Quarterly	0.593	USD	710,859,000	(2,165,398)	—	—	—	(2,165,398)
12	Variable Portfolio – Moderate Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, September 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	303,607,262	1,128,744,847	(846,190,249)	(86,741)	586,075,119	—	15,206	1,835,853	586,133,733
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	196,307,358	10,326,157	(147,757,012)	(7,808,673)	51,067,830	—	(25,192,012)	10,326,157	12,895,917
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	345,912,549	—	(40,013,718)	(18,786,793)	287,112,038	—	35,812,641	—	10,010,880
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	805,048,172	—	(232,105,800)	(121,204,613)	451,737,759	—	135,650,559	—	7,526,454
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares
	144,289,156	—	(157,761,226)	13,472,070	—	—	(16,018,725)	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	67,466,544	46,310,219	—	(3,605,869)	110,170,894	—	—	2,905,220	11,745,298
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	69,442,246	8,978,269	—	(1,650,068)	76,770,447	8,525,085	—	453,185	4,234,443
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.010%
	29,817,207	91,673	—	—	29,908,880	12,256	—	78,388	29,908,880
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	61,640,833	2,922,776	—	(2,843,770)	61,719,839	—	—	2,922,776	8,466,370
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	1,502,031,667	60,299,012	(119,604,054)	61,776,357	1,504,502,982	17,366,960	7,548,664	42,932,053	134,691,404
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	406,056,276	—	(7,772,674)	67,551,402	465,835,004	—	13,515,327	—	17,625,237
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	156,286,262	3,808,510	(26,887,601)	3,518,343	136,725,514	—	(1,457,057)	3,808,510	13,810,658
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	678,437,984	31,091,414	(20,584,439)	65,781,475	754,726,434	11,160,681	4,846,105	19,930,732	62,066,319
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	472,968,005	87,836,327	—	(32,190,671)	528,613,661	6,297,899	—	6,591,428	43,011,689
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	483,184,015	17,166,000	—	36,955,317	537,305,332	—	—	—	42,042,671
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	51,215,413	453,614,000	(18,013,034)	(65,253,279)	421,563,100	—	20,132,781	—	16,835,587
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares
	90,261,110	3,743,100	—	(20,580,551)	73,423,659	3,268,524	—	474,576	6,073,090
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares
	88,971,370	1,947,784	—	27,752,596	118,671,750	1,947,784	—	—	5,080,126
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	61,202,895	2,203,878	—	(1,003,326)	62,403,447	—	—	2,203,878	14,857,963
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	298,416,075	8,548,012	(24,339,891)	2,167,149	284,791,345	1,034,371	1,090,653	7,513,641	26,541,598
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	1,066,219,151	249,019,190	(125,819,182)	43,265,144	1,232,684,303	—	1,333,536	24,534,191	107,846,396
Variable Portfolio – Moderate Portfolio | Quarterly Report 2020	13

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, September 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares
	127,266,870	5,841,743	(180,659,670)	47,551,057	—	—	(49,095,354)	5,841,744	—
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	253,917,827	15,861,596	(139,678,400)	(29,054,047)	101,046,976	11,217,500	(1,113,400)	4,644,096	14,191,991
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	785,619,235	1,151,024	(317,174,507)	(69,016,866)	400,578,886	—	(17,188,963)	1,151,023	39,977,933
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	711,571,234	—	(132,251,842)	(70,552,770)	508,766,622	—	168,599,157	—	11,157,163
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	689,466,082	—	(91,652,087)	(78,926,629)	518,887,366	—	188,095,913	—	12,050,333
CTIVP® – MFS® Value Fund, Class 1 Shares
	816,411,859	281,202,999	(152,590,565)	(335,397,640)	609,626,653	—	284,730,153	—	22,721,828
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	752,502,447	—	(152,636,032)	(301,021,619)	298,844,796	—	525,401,238	—	5,556,802
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	674,150,745	—	(117,169,402)	(254,739,317)	302,242,026	—	176,045,316	—	13,559,534
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	896,158,780	286,886,277	(115,334,113)	21,036,461	1,088,747,405	18,152,089	11,818,605	25,668,188	95,840,440
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	121,182,348	—	—	(12,469,951)	108,712,397	—	—	—	3,996,779
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	993,717,352	31,995,874	(37,807,715)	1,206,606	989,112,117	3,144,874	338,101	28,851,001	96,123,627
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	122,994,345	—	—	8,102,797	131,097,142	—	—	—	3,822,074
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares
	43,186,973	624,519	(64,144,331)	20,332,839	—	—	(33,500,703)	624,519	—
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	985,993,199	460,233,192	(121,623,180)	44,319,486	1,368,922,697	12,464,650	5,529,538	28,519,540	118,010,577
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	224,165,786	559,650,999	(27,006,104)	(37,288,779)	719,521,902	—	36,570,255	—	29,622,145
Variable Portfolio - Partners International Core Equity Fund, Class 1 Shares
	736,202,398	28,772,516	—	(33,979,254)	730,995,660	2,237,829	—	1,427,685	69,618,634
Variable Portfolio - Partners International Growth Fund, Class 1 Shares
	258,536,664	68,445,729	(68,057,242)	21,998,657	280,923,808	3,026,823	(4,480,883)	477,906	22,839,334
Variable Portfolio - Partners International Value Fund, Class 1 Shares
	254,659,637	110,878,010	(80,527,687)	(30,223,888)	254,786,072	—	(16,951,328)	1,318,010	32,748,852
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	139,845,081	—	—	10,469,097	150,314,178	—	—	—	5,510,051
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	144,148,568	—	—	(30,775,521)	113,373,047	—	—	—	4,963,794
Total	17,110,478,980			(1,061,203,782)	16,452,309,087	99,857,325	1,452,075,323	225,034,300

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2020.
14	Variable Portfolio – Moderate Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, September 30, 2020 (Unaudited)
Currency Legend
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Moderate Portfolio | Quarterly Report 2020	15

Portfolio of Investments
Variable Portfolio – Moderately Aggressive Portfolio, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.3%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	5,999,365	23,757,484
Total Alternative Strategies Funds (Cost $30,583,941)		23,757,484

Equity Funds 63.5%

Global Real Estate 0.8%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	8,451,046	60,171,450
International 16.7%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	1,273,537	23,089,230
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	23,087,306	283,742,995
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	20,646,671	206,879,639
Variable Portfolio - Partners International Core Equity Fund, Class 1 Shares(a)	37,313,406	391,790,768
Variable Portfolio - Partners International Growth Fund, Class 1 Shares(a)	12,141,327	149,338,319
Variable Portfolio - Partners International Value Fund, Class 1 Shares(a)	18,467,345	143,675,942
Total		1,198,516,893
U.S. Large Cap 40.9%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	5,015,831	143,854,049
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	4,038,537	242,392,973
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	10,439,199	275,908,030
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	25,006,131	319,578,356
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	9,233,123	231,197,401
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	6,617,578	301,761,576
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	7,137,830	307,354,949
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	12,824,912	344,092,387
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	3,389,929	182,310,380
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	7,261,149	161,851,008
Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	17,949,235	435,986,911
Total		2,946,288,020
U.S. Mid Cap 2.0%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	2,423,369	65,915,640
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	2,289,745	78,538,228
Total		144,453,868
U.S. Small Cap 3.1%
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares(a)	2,784,933	33,669,835
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares(a),(b)	3,000,891	70,100,820
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	2,484,248	67,770,299
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	2,244,086	51,254,914
Total		222,795,868
Total Equity Funds (Cost $3,462,577,180)		4,572,226,099

Fixed Income Funds 28.6%

Emerging Markets 0.6%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	4,529,935	42,490,787
High Yield 0.3%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	2,764,884	20,156,005
Investment Grade 27.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	44,950,929	502,101,878
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	5,552,551	54,970,255
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	9,464,184	115,084,483
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	9,914,964	106,387,566
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	31,133,071	355,851,005
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	17,902,036	203,367,123
16	Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, September 30, 2020 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	10,211,551	105,076,858
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	46,507,669	539,488,961
Total		1,982,328,129
Multisector 0.2%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	3,222,163	13,533,086
Total Fixed Income Funds (Cost $1,944,661,052)		2,058,508,007

Money Market Funds 6.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(a),(c)	490,152,063	490,103,048
Total Money Market Funds (Cost $490,185,573)		490,103,048
Total Investments in Securities (Cost: $5,928,007,746)		7,144,594,638
Other Assets & Liabilities, Net		59,867,418
Net Assets		7,204,462,056

At September 30, 2020, securities and/or cash totaling $61,661,525 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	4,825	12/2020	EUR	154,110,500	—	(5,458,934)
FTSE 100 Index	669	12/2020	GBP	39,079,635	—	(1,299,524)
Russell 2000 Index E-mini	747	12/2020	USD	56,189,340	79,480	—
S&P 500 Index E-mini	42	12/2020	USD	7,039,200	45,571	—
SPI 200 Index	370	12/2020	AUD	53,668,500	—	(236,243)
U.S. Ultra Treasury Bond	678	12/2020	USD	150,388,875	—	(2,295,005)
Total					125,051	(9,289,706)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(475)	12/2020	USD	(25,851,875)	—	(179,400)
TOPIX Index	(666)	12/2020	JPY	(10,825,830,000)	—	(2,576,720)
U.S. Treasury 10-Year Note	(419)	12/2020	USD	(58,463,594)	—	(36,905)
U.S. Treasury 2-Year Note	(173)	12/2020	USD	(38,226,242)	—	(9,816)
Total					—	(2,802,841)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 35	Morgan Stanley	12/20/2025	1.000	Quarterly	0.593	USD	340,775,000	(1,038,058)	—	—	—	(1,038,058)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2020	17

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, September 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	301,359,290	580,718,278	(391,893,321)	(81,199)	490,103,048	—	48,522	1,767,231	490,152,063
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	119,793,415	5,165,836	(99,731,827)	(1,469,940)	23,757,484	—	(20,222,827)	4,803,876	5,999,365
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	153,079,130	47,243,354	(33,112,827)	(23,355,608)	143,854,049	—	30,513,474	—	5,015,831
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	444,202,685	434,353	(132,593,411)	(69,650,654)	242,392,973	—	76,391,890	—	4,038,537
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares
	56,485,533	361,961	(62,490,238)	5,642,744	—	—	(6,654,017)	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	23,296,150	20,650,487	—	(1,455,850)	42,490,787	—	—	1,120,487	4,529,935
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	37,230,078	3,858,977	(14,267,934)	(3,731,891)	23,089,230	3,291,014	1,638,641	206,002	1,273,537
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	20,130,204	954,499	—	(928,698)	20,156,005	—	—	954,498	2,764,884
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	520,718,601	21,023,576	(59,563,957)	19,923,658	502,101,878	5,888,285	4,062,344	14,556,155	44,950,929
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	209,353,044	19,873,391	—	46,681,595	275,908,030	—	—	—	10,439,199
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	60,485,544	1,600,980	(8,370,247)	1,253,978	54,970,255	—	(416,959)	1,528,587	5,552,551
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	106,967,482	4,940,088	(6,626,160)	9,803,073	115,084,483	1,721,339	1,327,128	3,073,965	9,464,184
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	269,045,289	49,371,473	(16,706,097)	(17,967,670)	283,742,995	3,455,840	(799,522)	3,619,849	23,087,306
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	304,727,794	—	(6,227,835)	21,078,397	319,578,356	—	1,382,166	—	25,006,131
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	251,378,290	49,447,569	(30,812,683)	(38,815,775)	231,197,401	—	8,953,755	—	9,233,123
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares
	53,318,316	1,937,158	(11,514,840)	(10,070,799)	33,669,835	1,691,552	(2,014,183)	245,607	2,784,933
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares
	52,556,451	1,150,580	—	16,393,789	70,100,820	1,150,579	—	—	3,000,891
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	13,272,728	477,944	—	(217,586)	13,533,086	—	—	477,943	3,222,163
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	39,228,456	144,784	(31,191,140)	(8,182,100)	—	—	(2,956,782)	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	102,107,398	3,201,940	—	1,078,228	106,387,566	378,698	—	2,750,850	9,914,964
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	389,529,168	7,729,826	(54,370,927)	12,962,938	355,851,005	—	1,302,086	7,223,082	31,133,071
18	Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, September 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares
	64,543,388	2,962,640	(91,273,398)	23,767,370	—	—	(24,550,561)	2,962,640	—
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	155,534,358	9,445,263	(88,398,546)	(16,409,625)	60,171,450	6,679,797	(1,455,546)	2,765,466	8,451,046
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	446,825,215	1,004,121	(208,946,570)	(32,003,127)	206,879,639	—	(17,416,132)	642,160	20,646,671
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	376,724,788	289,570	(37,012,087)	(38,240,695)	301,761,576	—	95,107,913	—	6,617,578
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	376,454,295	—	(43,221,944)	(25,877,402)	307,354,949	—	89,329,056	—	7,137,830
CTIVP® – MFS® Value Fund, Class 1 Shares
	57,423,176	415,557,568	(77,502,228)	(51,386,129)	344,092,387	—	17,937,224	—	12,824,912
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	405,364,732	—	(90,812,738)	(132,241,614)	182,310,380	—	264,968,261	—	3,389,929
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	380,381,013	434,354	(74,696,979)	(144,267,380)	161,851,008	—	98,094,473	—	7,261,149
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	219,538,097	8,612,033	(28,801,042)	4,018,035	203,367,123	3,447,493	3,012,109	4,874,971	17,902,036
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	73,476,552	—	—	(7,560,912)	65,915,640	—	—	—	2,423,369
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	101,526,864	3,441,852	—	108,142	105,076,858	331,184	—	3,038,276	10,211,551
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	73,683,970	—	—	4,854,258	78,538,228	—	—	—	2,289,745
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares
	28,043,247	405,529	(40,862,920)	12,414,144	—	—	(20,964,631)	405,528	—
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	356,468,517	203,721,215	(36,379,413)	15,678,642	539,488,961	4,910,003	3,387,025	11,234,252	46,507,669
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	245,520,164	219,682,176	(12,036,667)	(17,178,762)	435,986,911	—	19,776,484	—	17,949,235
Variable Portfolio - Partners International Core Equity Fund, Class 1 Shares
	417,211,171	35,281,002	(44,722,795)	(15,978,610)	391,790,768	1,248,057	(4,956,357)	779,985	37,313,406
Variable Portfolio - Partners International Growth Fund, Class 1 Shares
	147,050,290	32,392,783	(41,859,715)	11,754,961	149,338,319	1,656,220	(2,093,277)	274,603	12,141,327
Variable Portfolio - Partners International Value Fund, Class 1 Shares
	146,550,778	47,645,470	(32,717,223)	(17,803,083)	143,675,942	—	(8,857,360)	806,292	18,467,345
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	67,208,463	—	(1,800,592)	2,362,428	67,770,299	—	2,176,052	—	2,484,248
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	70,200,192	—	(2,644,684)	(16,300,594)	51,254,914	—	1,331,960	—	2,244,086
Total	7,737,994,316			(481,399,323)	7,144,594,638	35,850,061	607,382,409	70,112,305

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2020.
Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2020	19

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, September 30, 2020 (Unaudited)
Currency Legend
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
20	Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2020

Portfolio of Investments
Variable Portfolio – Aggressive Portfolio, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.4%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	2,497,389	9,889,661
Total Alternative Strategies Funds (Cost $12,737,741)		9,889,661

Equity Funds 79.3%

Global Real Estate 1.0%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	3,328,256	23,697,184
International 21.4%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	991,347	17,973,123
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	9,643,290	118,516,036
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	8,514,238	85,312,666
Variable Portfolio - Partners International Core Equity Fund, Class 1 Shares(a)	15,037,731	157,896,170
Variable Portfolio - Partners International Growth Fund, Class 1 Shares(a)	5,105,452	62,797,057
Variable Portfolio - Partners International Value Fund, Class 1 Shares(a)	7,487,603	58,253,553
Total		500,748,605
U.S. Large Cap 50.7%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	2,320,600	66,554,801
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	1,929,255	115,793,860
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	4,228,398	111,756,575
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	10,939,952	139,812,584
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	3,805,309	95,284,938
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	2,620,859	119,511,168
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	2,814,256	121,181,867
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	5,206,885	139,700,731
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	1,318,259	70,895,972
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	2,580,004	57,508,293
Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	6,049,438	146,940,853
Total		1,184,941,642
U.S. Mid Cap 2.4%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	935,275	25,439,482
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	888,167	30,464,108
Total		55,903,590
U.S. Small Cap 3.8%
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares(a)	1,149,839	13,901,554
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares(a),(b)	1,176,853	27,491,290
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	997,682	27,216,768
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	898,335	20,517,958
Total		89,127,570
Total Equity Funds (Cost $1,438,366,555)		1,854,418,591

Fixed Income Funds 15.3%

Emerging Markets 0.5%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	1,206,421	11,316,225
High Yield 0.0%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	6,927	50,501
Investment Grade 14.7%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	7,818,657	87,334,394
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	3,932,945	47,824,615
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	6,772,722	77,412,206
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	5,402,938	61,377,380
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	5,967,820	69,226,716
Total		343,175,311
Variable Portfolio – Aggressive Portfolio | Quarterly Report 2020	21

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, September 30, 2020 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
Multisector 0.1%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	704,686	2,959,683
Total Fixed Income Funds (Cost $335,525,519)		357,501,720

Money Market Funds 4.1%

Columbia Short-Term Cash Fund, 0.136%(a),(c)	97,415,047	97,405,305
Total Money Market Funds (Cost $97,420,568)		97,405,305
Total Investments in Securities (Cost: $1,884,050,383)		2,319,215,277
Other Assets & Liabilities, Net		20,291,775
Net Assets		2,339,507,052
At September 30, 2020, securities and/or cash totaling $20,677,816 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	1,814	12/2020	EUR	57,939,160	—	(2,052,333)
FTSE 100 Index	257	12/2020	GBP	15,012,655	—	(499,219)
Russell 2000 Index E-mini	302	12/2020	USD	22,716,440	32,132	—
SPI 200 Index	162	12/2020	AUD	23,498,100	—	(103,436)
Total					32,132	(2,654,988)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(374)	12/2020	USD	(20,354,950)	—	(141,254)
S&P 500 Index E-mini	(41)	12/2020	USD	(6,871,600)	—	(44,689)
TOPIX Index	(278)	12/2020	JPY	(4,518,890,000)	—	(1,075,568)
U.S. Ultra Treasury Bond	(12)	12/2020	USD	(2,661,750)	40,567	—
Total					40,567	(1,261,511)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 35	Morgan Stanley	12/20/2025	1.000	Quarterly	0.593	USD	83,555,000	(254,523)	—	—	—	(254,523)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
22	Variable Portfolio – Aggressive Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, September 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	60,455,523	152,256,133	(115,291,355)	(14,996)	97,405,305	—	7,502	350,702	97,415,047
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	43,123,694	1,999,736	(34,522,612)	(711,157)	9,889,661	—	(7,400,612)	1,999,736	2,497,389
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	70,938,338	8,179,483	(8,653,562)	(3,909,458)	66,554,801	—	8,147,316	—	2,320,600
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	166,160,674	672,553	(30,939,272)	(20,100,095)	115,793,860	—	23,391,731	—	1,929,255
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares
	11,555,241	835,964	(13,433,940)	1,042,735	—	—	(1,248,544)	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	5,083,339	6,647,411	—	(414,525)	11,316,225	—	—	298,410	1,206,421
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	16,049,121	2,268,936	—	(344,934)	17,973,123	1,995,851	—	104,946	991,347
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	50,437	2,391	—	(2,327)	50,501	—	—	2,392	6,927
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	64,708,748	30,706,217	(11,204,361)	3,123,790	87,334,394	1,028,561	796,266	2,542,657	7,818,657
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	154,065,344	504,415	(24,575,727)	(18,237,457)	111,756,575	—	40,153,273	—	4,228,398
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	41,526,953	1,955,395	—	4,342,267	47,824,615	701,915	—	1,253,479	3,932,945
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	109,892,581	20,945,404	(4,979,173)	(7,342,776)	118,516,036	1,437,307	(178,922)	1,500,540	9,643,290
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	105,830,137	24,917,363	—	9,065,084	139,812,584	—	—	—	10,939,952
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	142,407,718	588,484	(23,579,904)	(24,131,360)	95,284,938	—	10,807,350	—	3,805,309
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares
	20,908,894	778,401	(3,686,138)	(4,099,603)	13,901,554	678,885	(637,730)	98,571	1,149,839
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares
	20,610,127	452,166	—	6,428,997	27,491,290	451,220	—	—	1,176,853
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	2,902,743	104,526	—	(47,586)	2,959,683	—	—	104,526	704,686
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	16,323,421	167,193	(13,388,247)	(3,102,367)	—	—	(1,620,743)	—	—
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	99,264,749	1,573,136	(25,865,295)	2,439,616	77,412,206	—	861,332	1,573,136	6,772,722
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares
	13,360,404	613,263	(18,703,365)	4,729,698	—	—	(4,891,817)	613,263	—
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	58,345,605	3,719,807	(32,705,291)	(5,662,937)	23,697,184	2,630,689	(1,439,291)	1,089,117	3,328,256
Variable Portfolio – Aggressive Portfolio | Quarterly Report 2020	23

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, September 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	182,233,719	850,925	(84,099,388)	(13,672,590)	85,312,666	—	(6,224,510)	262,442	8,514,238
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	131,049,588	504,414	(17,533,037)	5,490,203	119,511,168	—	16,566,963	—	2,620,859
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	128,157,765	168,139	(10,912,110)	3,768,073	121,181,867	—	20,498,890	—	2,814,256
CTIVP® – MFS® Value Fund, Class 1 Shares
	35,592,771	150,205,345	(23,761,774)	(22,335,611)	139,700,731	—	9,839,982	—	5,206,885
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	94,299,867	336,276	(18,853,059)	(4,887,112)	70,895,972	—	52,633,941	—	1,318,259
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	111,413,153	588,485	(18,030,954)	(36,462,391)	57,508,293	—	20,797,802	—	2,580,004
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	59,456,587	2,433,854	(2,171,520)	1,658,459	61,377,380	1,008,198	228,605	1,425,655	5,402,938
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	28,302,874	42,035	—	(2,905,427)	25,439,482	—	—	—	935,275
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	28,531,743	42,034	—	1,890,331	30,464,108	—	—	—	888,167
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares
	10,124,336	146,406	(14,460,132)	4,189,390	—	—	(7,276,336)	146,406	—
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	56,578,032	12,508,188	(2,252,572)	2,393,068	69,226,716	623,530	147,554	1,426,659	5,967,820
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	78,978,727	78,998,346	(6,439,875)	(4,596,345)	146,940,853	—	5,560,752	—	6,049,438
Variable Portfolio - Partners International Core Equity Fund, Class 1 Shares
	170,147,504	12,866,556	(19,987,530)	(5,130,360)	157,896,170	506,259	(3,186,652)	318,815	15,037,731
Variable Portfolio - Partners International Growth Fund, Class 1 Shares
	60,289,821	12,521,110	(14,657,901)	4,644,027	62,797,057	693,714	(257,149)	114,981	5,105,452
Variable Portfolio - Partners International Value Fund, Class 1 Shares
	59,609,366	21,320,736	(15,779,815)	(6,896,734)	58,253,553	—	(3,779,188)	325,390	7,487,603
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	26,499,117	42,035	(804,187)	1,479,803	27,216,768	—	395,876	—	997,682
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	27,522,435	42,035	(816,731)	(6,229,781)	20,517,958	—	383,331	—	898,335
Total	2,512,351,196			(134,552,388)	2,319,215,277	11,756,129	173,076,972	15,551,823

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2020.
Currency Legend
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
24	Variable Portfolio – Aggressive Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, September 30, 2020 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Aggressive Portfolio | Quarterly Report 2020	25